Finance income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income [Abstract]
Interest on cash and cash equivalents and other receivables	£ 3,154	£ 21	£ 668
Gain on entering into sub-leases on leasehold properties	0	0	215
Interest on investment in sub-lease	0	26	38
Gain from change in fair value of derivative liability	0	0	1,287
Finance income	£ 3,154	£ 47	2,208
Credit to equity			£ 3,840